Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Trading Symbol	ASV
Entity Registrant Name	ASV HOLDINGS, INC.
Entity Central Index Key	0001690881
Entity Filer Category	Smaller Reporting Company